Long-term provisions - Environmental provisions, Risk-free rates and Impact of changes to discount rates (Details) - Environmental - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Provisions
Investments restricted for mining rehabilitation purposes	R 749	R 700
Indemnities for mining rehabilitation purposes	R 2,527	R 2,314
Assumed percentage change in discount rate	1.00%	1.00%
Increase in the discount rate	R (4,250)	R (4,405)
amount capitalised to property, plant and equipment	(858)	(1,237)
income recognised in income statement	(3,392)	(3,168)
Decrease in the discount rate	5,338	5,474
amount capitalised to property, plant and equipment	1,518	1,646
expense recognised in income statement	R 3,820	R 3,828
South Africa | Minimum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	8.70%	6.60%
South Africa | Maximum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	10.90%	10.10%
Europe | Minimum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	2.00%	0.60%
Europe | Maximum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	4.00%	2.40%
United States of America | Minimum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	2.70%	2.20%
United States of America | Maximum
Provisions
Risk-free interest rate used to discount estimated cash flows related to provisions	5.70%	3.30%